Financial Instruments - Impact of Hedging On Equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ (522)	$ (1,065)
Financial instruments – purchases	963	(270)
Change in fair value of financial instruments recognized in OCI	3,679	3,077
Amount reclassified from OCI to profit or loss	(489)	1,986
Foreign currency revaluation of the net foreign operations	(1,490)	(4,118)
Effects of changes in foreign exchange rates	5	121
Tax effect	(832)	(253)
Financial instruments designated as hedging instruments, at fair value, ending balance	1,314	(522)
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	3	(97)
Financial instruments – purchases	70	53
Change in fair value of financial instruments recognized in OCI	310	414
Amount reclassified from OCI to profit or loss	(142)	199
Foreign currency revaluation of the net foreign operations	(105)	(530)
Effects of changes in foreign exchange rates	(1)	16
Tax effect	(45)	(52)
Financial instruments designated as hedging instruments, at fair value, ending balance	90	3
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(589)	(208)
Financial instruments – purchases	70	(837)
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	785	286
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	7	7
Tax effect	(253)	163
Financial instruments designated as hedging instruments, at fair value, ending balance	20	(589)
Foreign currency option
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	0
Financial instruments – purchases	0	2
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	0	(2)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Tax effect	0	0
Financial instruments designated as hedging instruments, at fair value, ending balance	0	0
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(167)	(776)
Financial instruments – purchases	396	161
Change in fair value of financial instruments recognized in OCI	2,543	2,654
Amount reclassified from OCI to profit or loss	10	1,544
Foreign currency revaluation of the net foreign operations	(1,385)	(3,588)
Effects of changes in foreign exchange rates	8	92
Tax effect	(500)	(254)
Financial instruments designated as hedging instruments, at fair value, ending balance	905	(167)
Interest rate swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	1	(78)
Financial instruments – purchases	0	0
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	(1)	98
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	14
Tax effect	0	(33)
Financial instruments designated as hedging instruments, at fair value, ending balance	0	1
Treasury Lock contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	71
Financial instruments – purchases	0	0
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	0	(102)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Tax effect	0	31
Financial instruments designated as hedging instruments, at fair value, ending balance	0	0
Commodity Price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	230	23
Financial instruments – purchases	427	351
Change in fair value of financial instruments recognized in OCI	826	9
Amount reclassified from OCI to profit or loss	(1,141)	(37)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	(9)	(8)
Tax effect	(34)	(108)
Financial instruments designated as hedging instruments, at fair value, ending balance	299	230
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(525)	(968)
Financial instruments – purchases	893	(323)
Change in fair value of financial instruments recognized in OCI	3,369	2,663
Amount reclassified from OCI to profit or loss	(347)	1,787
Foreign currency revaluation of the net foreign operations	(1,385)	(3,588)
Effects of changes in foreign exchange rates	6	105
Tax effect	(787)	(201)
Financial instruments designated as hedging instruments, at fair value, ending balance	$ 1,224	$ (525)